Subsequent Events - White Lion Stock Purchase Agreement (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares issued	90,948	6,606,572
White Lion Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued		350,000
Gross proceeds from issuance of shares		$ 0.3